CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 215,755	$ 211,683
Short-term interest-bearing deposits	323,713	310,230
Marketable securities	189,489	188,967
Trade accounts receivables	144,868	162,100
Inventories	209,306	199,126
Other current assets	39,929	30,810
Total current assets	1,123,060	1,102,916
LONG-TERM INVESTMENTS	41,453	40,699
PROPERTY AND EQUIPMENT, NET	859,589	839,171
GOODWILL AND OTHER INTANGIBLE ASSETS, NET	16,978	17,962
DEFERRED TAX AND OTHER LONG-TERM ASSETS	91,312	93,401
TOTAL ASSETS	2,132,392	2,094,149
CURRENT LIABILITIES
Current maturities of long-term debt	104,062	106,513
Trade accounts payables	100,426	96,940
Deferred revenue and customers' advances	19,608	10,027
Employee related liabilities	63,650	51,527
Other current liabilities	14,761	7,905
Total current liabilities	302,507	272,912
LONG-TERM DEBT	234,500	283,765
LONG-TERM CUSTOMERS' ADVANCES	32,047	25,451
EMPLOYEE RELATED LIABILITIES	15,958	15,833
DEFERRED TAX AND OTHER LONG-TERM LIABILITIES	29,771	41,286
TOTAL LIABILITIES	614,783	639,247
THE COMPANY'S SHAREHOLDERS' EQUITY	1,522,540	1,457,812
Non-controlling interest	(4,931)	(2,910)
TOTAL SHAREHOLDERS' EQUITY	1,517,609	1,454,902
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,132,392	$ 2,094,149